Annual Total Returns [BarChart] - AMG Veritas China Fund - Class N	May 24, 2021
Bar Chart Table:
Annual Return 2011	(3.75%)
Annual Return 2012	13.95%
Annual Return 2013	56.00%
Annual Return 2014	2.36%
Annual Return 2015	(8.68%)
Annual Return 2016	17.69%
Annual Return 2017	24.01%
Annual Return 2018	(5.34%)
Annual Return 2019	27.40%
Annual Return 2020	17.79%